Capital adequacy - Credit risk by PD grade (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Jun. 22, 2023	Jun. 21, 2023	Dec. 31, 2022
Disclosure of credit risk exposure
Capital conservation buffer	2.50%			2.50%
Countercyclical buffer	1.60%			0.80%
Capital base requirement	3.00%
Leverage ratio	9.30%			8.40%
AAA to AA- | Central governments
Disclosure of credit risk exposure
EAD	kr 208,956			kr 238,038
AAA to AA- | Financial institutions
Disclosure of credit risk exposure
EAD	10,986			12,662
AAA to AA- | Corporates
Disclosure of credit risk exposure
EAD	4,130			3,374
A+ to A- | Central governments
Disclosure of credit risk exposure
EAD	2,678			4,556
A+ to A- | Financial institutions
Disclosure of credit risk exposure
EAD	21,184			19,471
A+ to A- | Corporates
Disclosure of credit risk exposure
EAD	30,668			25,955
BBB+ to BBB- | Financial institutions
Disclosure of credit risk exposure
EAD	1,000			1,089
BBB+ to BBB- | Corporates
Disclosure of credit risk exposure
EAD	68,751			71,615
BB+ to B- | Central governments
Disclosure of credit risk exposure
EAD	15			15
BB+ to B- | Financial institutions
Disclosure of credit risk exposure
EAD	66			77
BB+ to B- | Corporates
Disclosure of credit risk exposure
EAD	32,716			29,774
CCC to D | Central governments
Disclosure of credit risk exposure
EAD	1
CCC to D | Corporates
Disclosure of credit risk exposure
EAD	kr 979			kr 18
Sweden
Disclosure of credit risk exposure
Countercyclical buffer		2.00%	1.00%
Capital requirement exposure	73.00%			71.00%
Foreign countries
Disclosure of credit risk exposure
Countercyclical buffer	0.13%			0.09%
Standardized approach | Operational risk
Disclosure of credit risk exposure
Fiscal years for each business area to calculate income indicators	3 years
Minimum | AAA to AA- | Central governments
Disclosure of credit risk exposure
PD in %	0.003%			0.003%
Minimum | AAA to AA- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.01%			0.01%
Minimum | A+ to A- | Central governments
Disclosure of credit risk exposure
PD in %	0.02%			0.02%
Minimum | A+ to A- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.06%			0.06%
Minimum | BBB+ to BBB- | Central governments
Disclosure of credit risk exposure
PD in %	0.10%			0.10%
Minimum | BBB+ to BBB- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.16%			0.16%
Minimum | BB+ to B- | Central governments
Disclosure of credit risk exposure
PD in %	0.45%			0.45%
Minimum | BB+ to B- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.50%			0.50%
Minimum | CCC to D | Central governments
Disclosure of credit risk exposure
PD in %	38.28%			38.28%
Minimum | CCC to D | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	28.91%			28.91%
Minimum | Standardized approach | Operational risk
Disclosure of credit risk exposure
Capital requirement multiple factor	15.00%
Maximum | AAA to AA- | Central governments
Disclosure of credit risk exposure
PD in %	0.01%			0.01%
Maximum | AAA to AA- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.04%			0.04%
Maximum | A+ to A- | Central governments
Disclosure of credit risk exposure
PD in %	0.06%			0.06%
Maximum | A+ to A- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.11%			0.11%
Maximum | BBB+ to BBB- | Central governments
Disclosure of credit risk exposure
PD in %	0.27%			0.27%
Maximum | BBB+ to BBB- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.32%			0.32%
Maximum | BB+ to B- | Central governments
Disclosure of credit risk exposure
PD in %	7.69%			7.69%
Maximum | BB+ to B- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	8.27%			8.27%
Maximum | CCC to D | Central governments
Disclosure of credit risk exposure
PD in %	100.00%			100.00%
Maximum | CCC to D | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	100.00%			100.00%
Maximum | Standardized approach | Operational risk
Disclosure of credit risk exposure
Capital requirement multiple factor	18.00%
Average | AAA to AA- | Central governments
Disclosure of credit risk exposure
PD in %	0.003%			0.003%
Average LGD in %	45.00%			45.00%
Average risk weight in %	4.20%			4.30%
Average | AAA to AA- | Financial institutions
Disclosure of credit risk exposure
PD in %	0.04%			0.04%
Average LGD in %	35.70%			34.90%
Average risk weight in %	24.40%			17.20%
Average | AAA to AA- | Corporates
Disclosure of credit risk exposure
PD in %	0.02%			0.03%
Average LGD in %	45.00%			45.00%
Average risk weight in %	16.60%			13.20%
Average | A+ to A- | Central governments
Disclosure of credit risk exposure
PD in %	0.05%			0.04%
Average LGD in %	45.00%			45.00%
Average risk weight in %	20.90%			17.40%
Average | A+ to A- | Financial institutions
Disclosure of credit risk exposure
PD in %	0.07%			0.07%
Average LGD in %	29.90%			30.80%
Average risk weight in %	34.30%			19.80%
Average | A+ to A- | Corporates
Disclosure of credit risk exposure
PD in %	0.08%			0.09%
Average LGD in %	45.00%			45.00%
Average risk weight in %	27.20%			25.80%
Average | BBB+ to BBB- | Financial institutions
Disclosure of credit risk exposure
PD in %	0.30%			0.27%
Average LGD in %	45.00%			45.00%
Average risk weight in %	76.00%			71.10%
Average | BBB+ to BBB- | Corporates
Disclosure of credit risk exposure
PD in %	0.23%			0.24%
Average LGD in %	45.00%			45.00%
Average risk weight in %	50.20%			50.40%
Average | BB+ to B- | Central governments
Disclosure of credit risk exposure
PD in %	1.20%			2.00%
Average LGD in %	45.00%			45.00%
Average risk weight in %	105.20%			122.50%
Average | BB+ to B- | Financial institutions
Disclosure of credit risk exposure
PD in %	1.16%			1.18%
Average LGD in %	45.00%			45.00%
Average risk weight in %	129.50%			130.40%
Average | BB+ to B- | Corporates
Disclosure of credit risk exposure
PD in %	0.81%			0.74%
Average LGD in %	45.00%			45.00%
Average risk weight in %	86.90%			84.30%
Average | CCC to D | Central governments
Disclosure of credit risk exposure
PD in %	100.00%
Average LGD in %	45.00%
Average | CCC to D | Corporates
Disclosure of credit risk exposure
PD in %	99.90%			88.40%
Average LGD in %	45.00%			45.00%
Average risk weight in %	0.50%			42.90%